INTANGIBLE ASSETS (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Impairment loss			$ (1,321,338)
Intangible assets acquired			2,991,047
Amortization expense	$ 81,893	$ 0	86,449	$ 0
Patents and other technologies
Impairment loss			(923,769)
Intangible assets acquired			2,593,478
Amortization expense			86,449
Goodwill [Member]
Impairment loss			(397,569)
Intangible assets acquired			397,569
Amortization expense			$ 0